Payments, Details - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 145,997	Fees	MEXICO	Government of Mexico	Sierra Mojada Project	Silver and Zinc	Exploration	Underground Mining